Long-Term Debt and Short-Term Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Aug. 31, 2015 USD ($) DerivativeInstrument	Aug. 31, 2014 USD ($)	Jul. 31, 2014 EUR (€)	Aug. 31, 2013 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2004 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)
Long-Term Debt
Number Of Interest Rate Swap Contracts Entered In Period | DerivativeInstrument	2
Bank guarantees
Line of Credit Facility
Bank guarantees issued and outstanding							$ 18
Eurobond 600 Million Euros Issued November 2013
Long-Term Debt
Principal amount | €								€ 600.0
Derivative notional amount | €								€ 300.0
Five-year credit facility agreement
Line of Credit Facility
Term of credit facility		5 years
Credit facility amount prior to new agreement		$ 1,500
Current borrowing capacity							2,250
Maximum increase available subject to lender approval							2,250
Maximum borrowing capacity including portion subject to lender approval							$ 4,500
Required minimum EBITDA to Interest Ratio							3.0
Actual EBITDA to Interest Ratio							56
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated							4
Fixed rate Eurobond which matured in July 2014
Long-Term Debt
Repayment of debt | €			€ 1,025.0
Term of debt instrument			7 years
Interest rate, stated percentage (as a percent)			5.00%
Fixed rate Medium-term note which matured in 2013
Long-Term Debt
Repayment of debt				$ 850
Fixed rate medium term note due 2020
Long-Term Debt
Principal amount							$ 200
Floating rate note due 2044
Long-Term Debt
Principal amount						$ 60	$ 55
Term of debt instrument						40 years
Repurchase price of floating rate notes (as a percent)							100.00%
Floating rate notes due 2027 and 2040 and 2041
Long-Term Debt
Number of years after date of issuance that put options commence							10 years
Number of years after put options commence when additional put options occur on each anniversary thereafter until final maturity							3 years
Floating Rate UK Borrowing repaid December 2014
Line of Credit Facility
Term of credit facility					3 years
Current borrowing capacity					£ 66				$ 106
Stand alone letters of credit
Line of Credit Facility
Amount of letters of credit outstanding utilized in connection with normal business activities							$ 241
Interest rate swap contracts | Fixed rate medium term note due 2018
Long-Term Debt
Term of debt instrument	3 years
Derivative notional amount	$ 450
Interest rate swap contracts | Fixed rate medium term note due 2020
Long-Term Debt
Term of debt instrument	5 years
Derivative notional amount	$ 300
Maximum | Floating rate notes due 2027 and 2040 and 2041
Long-Term Debt
Repurchase price of floating rate notes (as a percent)							100.00%
Minimum | Floating rate notes due 2027 and 2040 and 2041
Long-Term Debt
Repurchase price of floating rate notes (as a percent)							99.00%